ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable and other current assets [Abstract]
Schedule of accounts receivables and other current assets

	As at December 31, 2022	As at December 31, 2021
Accounts receivable
Amounts due from concentrate sales	$188	$242
Other receivables	366	381
	$554	$623
Other current assets
Restricted cash[1]	945	—
Value added taxes recoverable[2]	352	319
Prepaid expenses	243	206
Derivative assets[3]	59	—
Other[4]	91	87
	$1,690	$612
[1]Relates to restricted cash balance for Antofagasta plc, which will fund their exit from the Reko Diq project, following its reconstitution as described in note 4.
[2]Primarily includes VAT and fuel tax recoverables of $49 million in Mali, $66 million in Tanzania, $172 million in Zambia, $32 million in Argentina, and $12 million in the Dominican Republic (Dec. 31, 2021: $25 million, $90 million, $141 million, $39 million, and $11 million, respectively).
[3]Reclassified from Other Assets and primarily consists of contingent consideration received as part of the sale of Massawa in 2020 and Lagunas Norte in 2021.
42022 and 2021 balance includes $50 million asset reflecting the final settlement of Zambian tax matters.